Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows provided by (used in) operating activities
Net income (loss)	$ 21,782	$ 25,807	$ (596)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
- Share-based compensation	4,305	979	2,409
Changes in:
- Prepaid expenses and other receivables	(2,613)	(622)	(436)
- Accrued expenses and other payables	(6,167)	33,416	2,739
Net cash provided by (used in) operating activities from continuing operations	7,943	59,756	(13,807)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	85,304	1,264	315
- Proceeds from shares subscribed	64	428
Cash and cash equivalents, beginning of year	114,415	62,434
Cash and cash equivalents, end of year	158,170	114,415	62,434
Parent Company
Cash flows provided by (used in) operating activities
Net income (loss)	21,782	25,807	(596)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
- Gain on disposal of subsidiary	0	0	(2,338)
- Share-based compensation	445	119	293
- Equity in earnings of subsidiaries	(36,612)	(29,929)	(2,118)
Changes in:
- Amount due from subsidiaries	(7,624)	(602)	(171)
- Prepaid expenses and other receivables	(861)	(73)	(335)
- Dividend receivables	18,085
- Amount due to subsidiaries	2,602	3,426	5,042
- Accrued expenses and other payables	(276)	887	390
Net cash provided by (used in) operating activities from continuing operations	(2,459)	(365)	167
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	85,304	1,264	315
- Proceeds from shares subscribed	64	428	0
Net cash provided by financing activities	85,368	1,692	315
Increase in cash and cash equivalents	82,909	1,327	482
Cash and cash equivalents, beginning of year	2,140	813	331
Cash and cash equivalents, end of year	$ 85,049	$ 2,140	$ 813